INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 24,306	$ 24,218
Work-in-progress	1,348	1,422
Finished goods	75,820	69,839
Inventories	$ 101,474	$ 95,479